united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2015

Shares				Value

	EXCHANGE TRADED FUNDS - 1.2%
	DEBT FUND - 1.2%
22,000	PowerShares Senior Loan Portfolio			$ 527,340

	TOTAL EXCHANGE TRADED FUNDS (Cost $547,836)			527,340

	MUTUAL FUNDS - 8.4%
	DEBT FUND - 8.4%
11,336	BlackRock Floating Rate Income Strategies Fund, Inc.			150,882
358,306	Fidelity Floating Rate High Income Fund			3,443,317
	TOTAL MUTUAL FUNDS (Cost $3,737,279)			3,594,199

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES * - 85.2%
	AEROSPACE/DEFENSE - 1.2%
$250,000	L-3 Communications Corp.	5.2000	10/15/2019	280,245
250,000	Northrop Grumman Corp.	1.7500	6/1/2018	251,227
				531,472
	AGENCY COLLATERAL CMO - INTEREST ONLY 1.1%
892,300	Fannie Mae REMICS	3.0000	8/25/2030	82,189
330,670	Fannie Mae REMICS	4.0000	7/25/2021	23,348
596,054	Freddie Mac REMICS	3.0000	8/15/2027	62,605
1,315,151	Freddie Mac REMICS	3.5000	4/15/2033	119,578
650,147	Freddie Mac REMICS	6.2435	5/15/2037	71,742
661,911	Government National Mortgage Association	4.0000	12/16/2026	91,376
				450,838
	AIRLINES - 2.8%
67,827	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019	73,084
328,599	UAL 2009-1 Pass Through Trust	10.4000	11/1/2016	363,496
157,204	UAL 2009-2B Pass Through Trust	12.0000	1/15/2016	169,781
300,000	US Airways 2012-2 Class C Pass Through Trust	5.4500	6/3/2018	304,500
247,089	Virgin Australia 2013-1B Trust	6.0000	10/23/2020	255,429
				1,166,290
	AUTO MANUFACTURERS - 1.2%
115,000	Ford Motor Credit Co. LLC	1.6319	8/20/2018	115,416
300,000	Ford Motor Credit Co. LLC	2.3750	3/12/2019	303,742
100,000	Ford Motor Credit Co. LLC	2.5000	1/15/2016	101,391
				520,549
	AUTO PARTS & EQUIPMENT - 0.6%
250,000	Goodyear Tire & Rubber Co.	6.5000	3/1/2021	269,688

	BANKS - 19.7%
100,000	Banco Santander Chile	3.7500	9/22/2015	101,380
100,000	Bank of America Corp.	3.7000	9/1/2015	101,748
268,000	Bank of America Corp.	1.9511	11/18/2020	274,700
500,000	Bank of America Corp.	1.9936	9/28/2020	512,500
250,000	Banque Federative du Credit Mutuel SA	2.5000	10/29/2018	256,360
500,000	Barclays Bank PLC	3.0000	2/22/2021	529,000
500,000	CIT Group, Inc.	3.8750	2/19/2019	500,000
450,000	Citigroup, Inc.	1.6831	8/11/2020	455,624
250,000	Citigroup, Inc.	5.3750	12/15/2015	261,250
350,000	First Horizon National Corp.	1.5806	7/15/2020	361,795
344,000	Goldman Sachs Group, Inc.	1.6349	8/26/2020	345,995
250,000	Goldman Sachs Group, Inc.	6.7500	5/21/2018	252,188
135,000	HBOS PLC	4.8750	8/24/2020	152,206
252,000	HSBC Bank USA NA	1.1331	3/20/2017	283,468
100,000	JPMorgan Chase & Co.	1.7341	9/14/2021	99,750
250,000	JPMorgan Chase & Co.	2.5000	8/23/2021	252,500
335,000	JPMorgan Chase & Co.	2.6250	10/29/2020	351,331
263,000	JPMorgan Chase & Co.	3.2000	6/11/2015	278,780
200,000	Lloyds Bank PLC	5.6290	12/1/2021	201,745
400,000	Manufacturers & Traders Trust Co.	3.0000	11/30/2019	418,463
100,000	Morgan Stanley	3.0000	8/30/2015	101,123
250,000	Morgan Stanley	3.5000	9/30/2017	263,750
306,000	Morgan Stanley	4.5000	10/27/2018	334,305
377,000	Standard Bank PLC	8.0120	7/17/2016	375,228
250,000	SunTrust Banks, Inc.	1.2326	7/31/2017	252,344
557,000	Wells Fargo & Co.	2.0000	1/31/2021	575,103
500,000	Wells Fargo & Co.	7.9800		551,250
				8,443,886
	BEVERAGES - 0.1%
50,000	Central American Bottling Corp.	6.7500	2/9/2022	53,061

	BUILDING MATERIALS - 0.7%
300,000	Cemex SAB^	5.8750	3/25/2019	302,850

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015

Par Value		Coupon Rate (%)	Maturity	Value

	COLLATERALIZED MORTGAGE OBLIGATIONS - 5.4%
$ 2,031	ASG Resecuritization Trust 2009-2	4.6575	5/24/2036	$ 2,031
50,031	Banc of America Alternative Loan Trust 2003-11	6.0000	1/25/2034	53,064
82,544	Banc of America Funding 2004-D Trust	2.3939	6/25/2034	84,213
81,000	Banc of America Funding 2005-2 Trust	5.5000	4/25/2035	82,490
94,592	Banc of America Mortgage 2004-C Trust	2.7049	4/25/2034	94,329
71,666	Bear Stearns ARM Trust 2003-4	2.3051	7/25/2033	71,982
58,130	Bear Stearns Asset Backed Securities Trust 2003-AC5	5.5000	10/25/2033	60,272
58,263	Chase Mortgage Finance Trust Series 2007-A1	2.4304	2/25/2037	58,380
179,999	CHL Mortgage Pass-Through Trust 2003-2	5.5000	3/25/2033	173,277
34,046	Citigroup Mortgage Loan Trust 2008-AR4	2.7314	11/25/2038	34,205
41,179	Citigroup Mortgage Loan Trust 2010-8	4.5000	12/25/2036	42,374
24,449	Credit Suisse First Boston Mortgage Securities Corp.	3.5000	7/25/2018	24,538
108,150	Deutsche Mortgage Securities Inc. Mortgage Loan Trust 2004-4	0.6183	6/25/2034	99,996
104,958	First Horizon Alternative Mortgage Securities Trust 2006-FA1	0.9183	4/25/2036	102,497
82,658	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034	85,564
34,226	GSR Mortgage Loan Trust 2005-5F	0.6683	6/25/2035	33,273
63,424	Impac Secured Assets CMN Owner Trust	0.9683	11/25/2034	63,053
136,382	JP Morgan Mortgage Trust 2005-A1	2.5590	2/25/2035	134,796
44,535	Lehman XS Trust Series 2005-1	1.6695	7/25/2035	43,054
34,475	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033	36,836
61,311	MASTR Alternative Loan Trust 2004-4	5.5000	4/25/2019	64,341
95,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035	99,447
31,575	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H	1.9401	1/25/2029	31,212
30,608	Morgan Stanley mortgage Loan Trust 2004-4	5.0000	8/25/2019	31,329
46,886	Morgan Stanley Mortgage Loan Trust 2004-7AR	2.4184	9/25/2034	46,982
10,765	Morgan Stanley Mortgage Loan Trust 2005-4	5.5000	8/25/2035	10,903
24,698	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2004-AR4	2.6146	12/25/2034	24,850
31,953	Prime Mortgage Trust 2004-CL1	0.5683	2/25/2034	30,201
76,577	Residential Asset Securitization Trust 2003-A7	5.5000	7/25/2033	82,864
133,466	RFMSI Series 2004-S5 Trust	5.2500	5/25/2034	135,012
15,137	Structured Adjustable Rate Mortgage Loan Trust	2.3527	6/25/2034	15,092
87,930	Structured Asset Sec Corp. Mort Pas Thr Certs Ser 2003 30	5.5000	10/25/2033	93,065
113,318	Structured Asset Securities Corp.	3.9268	9/25/2026	113,048
75,338	Structured Asset Securities Corp. Mo Pa Th Ce Se 1998-3 Tr	1.1683	3/25/2028	73,676
67,885	Structured Asset Sec Corp. Mort Passthr Certs Ser 2003 40A	2.3845	1/25/2034	65,697
15,015	WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust	5.5000	12/25/2019	15,632
18,846	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS2 Trust	5.0000	3/25/2018	19,195
				2,332,770

	COMMERICAL MORTGAGE BACKED SECURITIES - 0.4%
186,518	Impac CMB Trust Series 2004-8	2.7933	8/25/2034	176,586

	COMMERCIAL SERVICES - 1.2%
500,000	Lender Processing Services, Inc.	5.7500	4/15/2023	531,875

	DIVERSIFIED FINANCIAL SERVICES - 4.7%
375,000	Ally Financial, Inc.	3.3500	5/15/2019	367,500
250,000	Ally Financial, Inc.	3.5000	1/27/2019	248,125
500,000	American Express Co.	5.2000	5/29/2049	509,715
10,000	Cantor Fitzgerald LP	7.8750	10/15/2019	11,067
500,000	General Electric Capital Corp.	6.2500	12/15/2022	553,500
250,000	ILFC E-Capital Trust I	4.3700	12/21/2065	234,062
100,000	Lazard Group LLC	6.8500	6/15/2017	111,695
				2,035,664
	ELECTRIC - 1.5%
250,000	Entergy Corp.	5.1250	9/15/2020	278,815
100,000	PPL Capital Funding, Inc.	6.7000	3/30/2067	98,510
250,000	PPL Energy Supply LLC	6.2000	5/15/2016	260,104
				637,429
	ENGINEERING & CONSTRUCTION - 1.8%
200,000	SBA Tower Trust *	3.5980	4/15/2018	201,164
250,000	SBA Tower Trust *	2.8980	10/15/2019	255,073
325,000	Skyway Concession Co. LLC *	0.5366	6/30/2017	313,016
				769,253
	ENTERTAINMENT - 0.7%
25,000	CCM Merger, Inc.	9.1250	5/1/2019	27,125
250,000	NAI Entertainment Holdings	5.0000	8/1/2018	260,000
				287,125
	FOOD - 0.7%
250,000	Kroger Co.	6.8000	12/15/2018	294,432
10,000	Wells Enterprises, Inc. ^	6.7500	2/1/2020	10,225
				304,657

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015

Par Value		Coupon Rate (%)	Maturity	Value

	FOREST PRODUCTS & PAPER - 1.4%
$725,000	Carter Hold Harvey, Ltd.	9.5000	12/1/2024	$ 594,500

	HAND/MACHINE TOOLS - 0.6%
250,000	Kennametal, Inc.	2.6500	11/1/2019	252,611

	HEALTHCARE-SERVICES - 2.0%
350,000	Community Health Systems, Inc.	5.1250	8/15/2018	363,300
500,000	HCA, Inc.	3.7500	3/15/2019	506,250
				869,550
	HOME EQUITY ASSET BACKED SECURITIES - 9.9%
87,587	ABFC 2002-OPT1 Trust	1.5633	4/25/2032	80,463
297,162	ABFC 2004-OPT2 Trust	1.9683	4/25/2033	289,610
58,383	ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1	1.8183	3/25/2034	56,744
7,122	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3	0.8133	5/25/2035	7,137
119,049	AFC Trust Series 2000-1	0.8995	3/25/2030	115,228
76,677	Ameriquest Mort Sec Inc. Asst Back Pas Thr Certs Ser 2003-9	3.1695	9/25/2033	72,230
55,191	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	1.2945	1/25/2034	51,410
47,677	Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Ctfs Ser 2003-11	5.6248	12/25/2033	49,808
69,046	Amresco Residential Securities Corp. Mortgage Loan Trust 1998-1	7.0000	1/25/2028	69,204
32,163	Asset Backed Securities Corp. Home Equity Loan Trust Serieis 2003-HE2	3.0165	4/15/2033	30,893
186,766	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6	2.6433	11/25/2033	162,764
64,266	Bear Stearns Asset Backed Securities I Trust 2004-BO1	4.1683	10/25/2034	60,133
271,305	Bear Stearns Asset Backed Securities I Trust 2004-FR3	2.2695	9/25/2034	235,923
21,438	Citifinancial Mortgage Securities Inc.	3.7650	4/25/2034	21,827
81,402	Citigroup HELOC Trust 2006-NCB1	0.2865	5/15/2036	80,838
112,632	Conseco Finance Corp.	0.8665	8/15/2033	108,258
86,427	Countrywide Asset-Backed Certificates	2.4183	9/25/2023	84,872
40,000	GSAA Trust	5.2950	11/25/2034	40,732
188,506	Home Equity Asset Trust	2.2683	4/25/2034	176,564
293,955	Home Equity Asset Trust 2004-4	2.1183	10/25/2034	276,961
7,719	Home Equity Asset Trust 2005-4	0.8283	10/25/2035	7,711
9,058	Mastr Asset Backed Securities Trust 2005-HE1	0.8433	5/25/2035	9,074
37,079	Morgan Stanley ABS Capital I Inc. Trust 2003-HE1	3.5433	5/25/2033	33,786
188,692	Morgan Stanley ABS Capital I Inc. Trust 2004-NC4	3.1683	4/25/2034	184,821
3,241	Morgan Stanley Home Equity Loan Trust 2005-2	0.8133	5/25/2035	3,247
82,868	New Century Home Equity Loan Trust *	1.2945	10/25/2033	79,440
287,785	New Century Home Equity Loan Trust Series 2003-4	3.2433	10/25/2033	275,171
180,208	NovaStar Mortgage Funding Trust Series 2003-3	2.6433	12/25/2033	174,675
100,672	NovaStar Mortgage Funding Trust Series 2004-1	1.7433	6/25/2034	88,892
417,199	NovaStar Mortgage Funding Trust Series 2004-2	2.4183	9/25/2034	373,849
226,207	Option One Mort Acceptance Corp. Asset Back Cert Ser 2003 2	2.7183	4/25/2033	217,060
86,880	Option One Mortgage Accep Corp. Ast Back Certs Ser 2003-3	3.1683	6/25/2033	82,461
32,389	Option One Mortgage Accept Corp. Asset Back Certs Ser 2003 5	0.8083	8/25/2033	30,712
68,127	Option One Mortgage Accept Corp. Asset-Backed Cert SE 2002-6	1.2933	11/25/2032	62,973
16,783	Option One Mortgage Accept Corp. Asset-Backed Cert SE 2002-6	2.7183	11/25/2032	16,638
24,150	RASC Series 2002-KS2 Trust	7.2790	4/25/2032	24,804
126,210	Saxon Asset Securities Trust 2002-1	1.9683	11/25/2031	107,429
93,276	Saxon Asset Securities Trust 2003-3	2.5695	12/25/2033	85,539
150,453	Securitized Asset Backed Receivables LLC Trust 2004-OP1	1.8183	2/25/2034	134,338
100,300	Securitized Asset Backed Receivables LLC Trust 2004-OP1	2.1933	2/25/2034	90,188
118,990	Terwin Mortgage Trust Series TMTS 2003-2HE	0.2324	7/25/2034	103,058
				4,257,465

	HOUSEHOLD PRODUCTS - 0.6%
250,000	Armored Autogroup, Inc.	9.2500	11/1/2018	251,250

	INSURANCE - 1.5%
300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023	322,361
300,000	Pacific Life Global Funding	3.8440	2/6/2016	308,625
				630,986
	IRON/STEEL - 0.7%
300,000	Arcelor Mittal	5.7500	8/5/2020	310,874

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015

Par Value		Coupon Rate (%)	Maturity	Value

	LODGING - 0.1%
$ 65,000	MCE Finance Ltd. ^	5.0000	2/15/2021	$ 61,425

	MANUFACTURED HOUSING - 0.1%
21,000	Conseco Financial Corp.	5.0000	3/15/2028	22,643

	MEDIA - 0.4%
150,000	Time Warner Cable, Inc.	5.0000	2/1/2020	169,099

	MINING - 0.9%
100,000	Alcoa, Inc.	6.7500	7/15/2018	113,588
250,000	Newmont Mining Corp.	5.1250	10/1/2019	272,854
				386,442
	MUNICIPAL - 0.6%
250,000	Grant County Public Utility District No 2	5.2900	1/1/2020	272,935

	OIL & GAS - 2.5%
545,000	Drill Rigs Holdings, Inc.	6.5000	10/1/2017	431,913
250,000	Nabors Industries, Inc.	5.0000	9/15/2020	238,371
250,000	Petrobras Global Finance BV	1.8519	5/20/2016	231,875
200,000	Petrobras International Finance Co. SA	5.7500	1/20/2020	185,978
				1,088,137
	OTHER ASSET BACKED SECURITIES - 12.1%
80,206	Bear Stearns Asset Backed Securities Trust 2005-SD1	0.7483	1/25/2045	79,204
51,363	Bravo Mortgage Asset Trust	0.4083	7/25/2036	48,501
63,355	Chase Funding Trust Series 2002-2	5.5990	9/25/2031	62,480
21,318	Citigroup Mortgage Loan Trust Series 2004-OPT1 Asset Backed Pass-Through Certifi	0.9933	10/25/2034	21,346
155,760	Countrywide Asset-Backed Certificates	3.5433	3/25/2032	138,442
213,580	Credit-Based Asset Servicing and Securitization LLC	1.8945	7/25/2035	201,130
30,570	Credit-Based Asset Servicing and Securitization LLC	3.0183	6/25/2032	30,117
13,234	Credit-Based Asset Servicing and Securitization LLC	3.9500	1/25/2033	13,410
113,664	CWABS Inc. Asset-Backed Certificates Trust 2004-6	1.0683	11/25/2034	110,065
73,801	Equity One Mortgage Pass-Through Trust 2002-4	0.7483	2/25/2033	71,153
58,493	Equity One Mortgage Pass-Through Trust 2002-5	5.8030	11/25/2032	59,550
9,307	Equity One Mortgage Pass-Through Trust 2003-4	5.2244	10/25/2034	9,520
86,653	Finance America Mortgage Loan Trust 2004-2	2.2683	8/25/2034	79,822
103,492	First Franklin Mortgage Loan Trust 2002-FF1	1.2945	4/25/2032	101,295
500,000	Gale Force 3 Clo Ltd.	1.6566	4/19/2021	474,769
500,000	Goldman Sachs Asset Management CLO PLC	3.0046	8/1/2022	492,686
63,405	GSAMP Trust 2002-WF	1.3680	10/20/2032	61,349
500,000	Limerock CLO I	0.8861	4/24/2023	473,525
33,421	Long Beach Mortgage Loan Trust 2004-1	0.9933	2/25/2034	32,093
237,356	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5	2.1183	7/25/2035	224,767
62,342	Morgan Stanley ABS Capital I Inc. Trust 2005-HE6	0.4883	11/25/2035	61,208
500,000	PPM Grayhawk CLO Ltd.	0.6066	4/18/2021	483,260
65,000	RAMP Series 2005-RS3 Trust	0.5883	3/25/2035	62,174
65,698	SACO I Inc.	1.0683	6/25/2035	63,539
500,000	Schiller Park CLO Ltd.	2.4062	4/25/2021	492,525
173,014	Specialty Underwriting & Residential Finance Trust Series 2003-BC4	3.9183	11/25/2034	170,468
70,203	Structured Asset Investment Loan Trust 2003-BC13	2.7933	11/25/2033	66,361
4,345	Structured Asset Investment Loan Trust 2003-BC3	3.0933	4/25/2033	4,482
262,146	Structured Asset Investment Loan Trust 2004-7	1.2933	8/25/2034	226,180
10,853	Structured Asset Investment Loan Trust 2005-7	0.4483	8/25/2035	10,864
189,048	Structured Asset Securities Corp. 2005-WF1	2.0733	2/25/2035	170,410
147,147	Structured Asset Securities Corp. 2005-WF1	2.2233	2/25/2035	138,997
500,000	Symphony CLO II Ltd.	1.7356	10/25/2020	470,000
				5,205,692

	PIPELINES - 2.6%
250,000	Access Midstream Partners LP / ACMP Finance Corp.	4.8750	5/15/2023	257,500
250,000	DCP Midstream LLC	9.7500	3/15/2019	282,281
200,000	Energy Transfer Partners LP	4.1500	10/1/2020	210,928
100,000	IFM US Colonial Pipeline 2 LLC	6.4500	5/1/2021	111,315
250,000	Sabine Pass LNG LP	7.5000	11/30/2016	264,375
				1,126,399
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 1.6%
150,000	American Tower Trust I	3.0700	3/15/2023	153,354
300,000	Columbia Property Trust Operating Partnership LP	5.8750	4/1/2018	319,206
200,000	Ventas Realty LP	2.0000	2/15/2018	202,106
				674,666
	RETAIL - 0.7%
250,000	Advance Auto Parts, Inc.	5.7500	5/1/2020	284,712

	SAVINGS & LOANS - 0.7%
250,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021	288,800

	TELECOMMUNICATIONS - 2.4%
50,000	Altice Finco SA	9.8750	12/15/2020	55,250
250,000	America Movil SAB de CV	5.0000	10/16/2019	281,280
70,000	Crown Castle Towers LLC	3.2140	8/15/2015	70,761
100,000	Orange SA	2.1250	9/16/2015	100,815
250,000	Telefonica Emisiones SAU	5.4620	2/16/2021	289,616
60,000	Telemovil Finance Co. Ltd.	8.0000	10/1/2017	62,100
150,000	Verizon Communications Inc.	1.7706	9/15/2016	152,751
				1,012,573

	TOTAL BONDS & NOTES (Cost $36,548,084)			36,574,752

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015

Shares				Value
	PREFERRED STOCK - 2.7%
	BANKS - 0.8%
7,400	Citigroup, Inc.	6.8750		$ 198,912
5,000	Northern Trust Corp.	5.8500		127,900
				326,812
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
18,750	Ally Financial, Inc.	8.5000		494,625

	OIL & GAS - 0.5%
5,000	BreitBurn Energy Partners LP	8.2500		101,800
5,000	Legacy Reserves LP	8.0000		101,650
				203,450
	TRANSPORTATION & LOGISTICS - 0.3%
5,000	Seaspan Corp.	8.2500		128,400

	TOTAL PREFERRED STOCK (Cost $1,199,883)			1,153,287

	TOTAL INVESTMENTS - 97.5% (Cost $42,033,082)(A)			$ 41,849,578
	OTHER ASSETS LESS LIABILITIES - 2.5%			1,076,253
	TOTAL NET ASSETS - 100.0%			$ 42,925,831

			Notional Value	Unrealized Loss
	SHORT FUTURES CONTRACTS - 0.0%
(4)	US 5YR NOTE (CBT)		485,376	$ (8,172)

* Non-income producing security
HELOC - Home Equity Line of Credit

(A) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $42,023,999 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 502,935
			Unrealized depreciation	(677,356)
			Net unrealized depreciation	$ (174,421)

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as an audit firm, valuaton consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2015, for the Fund’s assets and liabilities measured at fair value:

Security Classifications (b)	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 3,594,199	$ -	$ -	$ 3,594,199
Exchange Traded Funds	527,340	-	-	527,340
Bonds & Notes (a)	-	36,574,752	-	36,574,752
Preferred Stock	1,153,287	-	-	1,153,287
Total	$ 5,274,826	$ 36,574,752	$ -	$ 41,849,578

Derivatives (b)	Level 1	Level 2	Level 3	Total
Short Future Contracts (c)	$ 8,172	$ -	$ -	$ 8,172
Total	$ 8,172	$ -	$ -	$ 8,172

(a) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.

(b) There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
(c) Amount shown represents unrealized gain (loss) at period end.
The Fund Did not hold any Level 3 securities during the period.
See Conoslidated Portfolio of Investments for Industry classifications.

Futures Contract Risk - Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In connection with the Fund’s use of futures contracts, if the value of investments is incorrectly forecasted, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures). For the period ended January 31, 2015, the Fund had unrealized loss on future contracts amounted to $8,172.

The notional value of the derivative instruments outstanding as of January 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ Andrew Rogers

Andrew Rogers, President

Date 3/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

Andrew Rogers, President

Date 3/27/2015

By

*/s/ James Colantino

James Colantino, Treasurer

Date 3/27/2015